Financial Instruments and Financial Risk Management - Additional Information (Details) - EUR (€)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Sep. 30, 2024
Disclosure of fair value measurement [abstract]
Transfers out of level 1 into level 2 of fair value hierarchy, liabilities held at end of reporting period		€ 0	€ 0
Decrease in fair value recorded through Finance cost, net	€ 5,600,000	€ 8,800,000
Percentge of increase decrease in yield volatility		2.50%
Percentage of yield volatility		40.00%
Increase/decrease in fair value		€ 1,300,000
Percentage of credit spread		1.36%